Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	StoneBridge Acquisition Corporation
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001844981
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 8500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(646)
Local Phone Number	314-3555
Business Contact
Document Information Line Items
Entity Address, Address Line One	800 Capitol Street
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002-2925
City Area Code	(713)
Local Phone Number	651-2600
Contact Personnel Name	Michael Blankenship